Consolidated Statement of Financial Position - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Assets
Cash and deposits with financial institutions	[1]	$ 86,323	$ 76,460
Precious metals		755	1,181
Trading assets
Securities		137,148	108,331
Loans		8,113	8,352
Other		1,051	1,156
Total trading assets		146,312	117,839
Securities purchased under resale agreements and securities borrowed		127,739	119,747
Derivative financial instruments		42,302	45,065
Investment securities		75,199	111,389
Loans
Residential mortgages		319,678	284,684
Personal loans		91,540	93,758
Credit cards		12,450	14,797
Business and government		218,944	217,663
Loans and receivables gross		642,612	610,902
Allowance for credit losses		5,626	7,639
Loans and receivables		636,986	603,263
Other
Customers' liability under acceptances, net of allowance		20,404	14,228
Property and equipment	[2]	5,621	5,897
Investments in associates		2,604	2,475
Goodwill and other intangible assets		16,604	17,015
Deferred tax assets		2,051	2,185
Other assets		21,944	19,722
Other Assets		69,228	61,522
Total assets		1,184,844	1,136,466
Deposits
Personal		243,551	246,135
Business and government		511,348	464,619
Financial institutions		42,360	40,084
Deposits	[3]	797,259	750,838
Financial instruments designated at fair value through profit or loss		22,493	18,899
Other
Acceptances		20,441	14,305
Obligations related to securities sold short		40,954	31,902
Derivative financial instruments		42,203	42,247
Obligations related to securities sold under repurchase agreements and securities lent		123,469	137,763
Subordinated debentures		6,334	7,405
Other liabilities		58,799	62,604
Other Liabilities		292,200	296,226
Total liabilities		1,111,952	1,065,963
Equity
Retained earnings		51,354	46,345
Accumulated other comprehensive income (loss)		(5,333)	(2,125)
Other reserves		222	360
Total common equity		64,750	62,819
Total equity attributable to equity holders of the Bank		70,802	68,127
Non-controlling interests in subsidiaries		2,090	2,376
Total equity		72,892	70,503
Total liabilities and equity		1,184,844	1,136,466
Common shares [member]
Equity
Common shares		18,507	18,239
Total equity		18,507	18,239
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 6,052	$ 5,308

[1]	Net of allowances of $1 (2020 – $1).
[2]	Includes $40 (2020 – $43) of investment property.
[3]	Deposits denominated in U.S. dollars amount to $259,027 (2020 – $215,836), deposits denominated in Chilean pesos amount to $17,841 (2020 – $21,099), deposits denominated in Mexican pesos amount to $22,032 (2020 – $22,765) and deposits denominated in other foreign currencies amount to $82,871 (2020 – $83,706).